INQQ

India Internet & Ecommerce ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 98.5%

India — 93.3%
Communication Services —14.5%
Affle India*	6,011	$69,689
Brightcom Group	213,163	48,181
Info Edge India	3,079	151,615
Nazara Technologies*	4,028	31,211
		300,696
Consumer Discretionary —18.6%
Easy Trip Planners*	55,537	30,845
FSN E-Commerce Ventures*	56,074	84,756
MakeMyTrip*	3,899	101,647
Zomato*	201,919	168,527
		385,775
Energy —7.4%
Reliance Industries	5,140	153,451

Financials —26.0%
Angel One	4,736	77,023
ICICI Securities	10,298	61,746
Indian Energy Exchange	53,414	98,781
Motilal Oswal Financial Services	4,526	34,878
One 97 Communications*	16,406	138,287
PB Fintech*	17,461	127,889
		538,604
Industrials —12.8%
IndiaMart InterMesh	1,602	108,060
Indian Railway Catering & Tourism	15,508	121,748
TeamLease Services*	1,296	34,800
		264,608
Information Technology —14.0%
Happiest Minds Technologies	8,342	92,816
Intellect Design Arena	8,977	63,585
Route Mobile	3,061	53,173
Tanla Platforms	8,364	79,705
		289,279
Total India		1,932,413

Sweden — 2.3%
Information Technology —2.3%
Truecaller, Cl B*	15,398	47,976

United States — 2.9%
Information Technology —2.9%
Ebix	3,083	61,413

Description	Fair Value

Total Common Stock
(Cost $2,173,115)	$2,041,802
Total Investments in Securities- 98.5%
(Cost $2,173,115)	$2,041,802

Percentages are based on net assets of $2,073,262.

*	Non-income producing security.

Cl — Class

INQ-QH-001-0300